Dec. 31, 2024
ETC 6 Meridian Small Cap Equity ETF
ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF (NYSE Arca Ticker: SIXS)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 31, 2024, to each Fund’s currently effective

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI for each Fund and should be read in conjunction with those documents.

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved a management fee reduction and a sub-advisory fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the management fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets. Effective January 1, 2025, the fee that the Adviser pays the Sub-Adviser for its services to the Funds will be reduced from an annual rate of 0.49% of each Fund’s average daily net assets to an annual rate of 0.19% of each Fund’s average daily net assets.

Under “Fees and Expenses” in each Fund’s summary prospectus and prospectus, the “Annual Fund Operating Expenses” tables and “Example” tables will be replaced in their entirety with the following for each Fund:

Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.55%

Example

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Under “Fund Management” in the “Adviser” section of the Funds’ prospectus, the first sentence in the third paragraph is deleted in its entirety and is replaced with:

Effective January 1, 2025, for the services the Adviser provides to the Funds, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.31% of the Fund’s average daily net assets. Prior to January 1, 2025, each Fund paid the Adviser a fee calculated daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets.

Under “Investment Advisory and Other Services” in the “Adviser” section of the Funds’ SAI, the last sentence in the second paragraph is deleted in its entirety and is replaced with:

Effective January 1, 2025, for the services the Adviser provides to each Fund, the Adviser is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.31% of each Fund’s average daily net assets. Prior to January 1, 2025, the Adviser was entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.61% of each Fund’s average daily net assets.

Under “Investment Advisory and Other Services” in the “Sub-Adviser” section of the Funds’ SAI, the column in the chart labeled “Sub-Advisory Fee Rate” is deleted in its entirety and the last sentence in the first paragraph is deleted in its entirety and is replaced with:

Effective January 1, 2025, for its services, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of 0.19% based on the average daily net assets of each Fund. Prior to January 1, 2025, the Adviser paid the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of 0.49% based on the average daily net assets of each Fund.

Please retain this Supplement to your Summary Prospectus, Prospectus, and SAI for future reference.

Fees and Expenses
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETC 6 Meridian Small Cap Equity ETF ETC 6 Meridian Small Cap Equity ETF
Management Fee	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.55%

Example
Expense Example	1 Year	3 Years	5 Years	10 Years
ETC 6 Meridian Small Cap Equity ETF | ETC 6 Meridian Small Cap Equity ETF | USD ($)	56	176	307	689